Finance expense	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Finance expense [Text Block]
10.	Finance expense

The following is a summary of finance expenses incurred by the Company during the years ended December 31, 2018 and 2017. Specifically, the table below includes the results for the AGM from January 1, 2018 to July 31, 2018, being the period during which the Company controlled the AGM, but does not include the results of the AGM from August 1, 2018 to December 31, 2018. The adoption of IFRS 9 on January 1, 2018 impacted the comparative period disclosures in the table below (note 4(a)).

	Year ended December 31,
	2018	2017
	$	$
		Note 4 (a)
Interest charges on Red Kite loan and associated withholding taxes (note 16)	(9,987)	(17,160)
Accretion charges on asset retirement provisions	(429)	(650)
Other	(321)	-
Total	(10,737)	(17,810)